Note 18 - Components of Loans by Industry Classification (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Components of Loans by Industry Classification [Line Items]
Agriculture, forestry and fishing	€ 386	€ 526
Mining and quarrying	3,130	2,679
Manufacturing	30,564	32,352
Electricity, gas, steam and air conditioning supply	4,734	5,103
Water supply, sewerage, waste management and remediation activities	486	725
Construction	4,494	4,494
Wholesale and retail trade, repair of motor vehicles and motorcycles	22,127	22,605
Transport and storage	5,617	6,067
Accommodation and food service activities	1,865	1,972
Information and communication	8,082	7,783
Financial and insurance activities	116,298	121,333
Real estate activities	50,793	49,671
Professional, scientific and technical activities	6,958	7,137
Administrative and support service activities	9,385	7,922
Public administration and defense, compulsory social security	6,131	5,977
Education	281	249
Human health services and social work activities	4,432	4,554
Arts, entertainment and recreation	1,072	1,180
Other service activities	5,624	5,778
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	216,056	221,099
Activities of extraterritorial organizations and bodies	0	1
Gross loans	498,516	509,208
(Deferred expense)/unearned income	1,675	131
Loans less (deferred expense)/unearned income	496,841	509,077
Less: Allowance for loan losses	5,208	4,848
Total Loans	€ 491,632	€ 504,229